Financial Income, Net - Schedule of Financial Income, Net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Financial Income, Net [Abstract]
Fair value revaluation of warrant liability		$ 5,218
Fair value revaluation of investment in shares and warrants	2,593
Interest income from short term deposits	313	100
Exchange rate differences	(2)	130
Finance expenses		(3,139)
Bank fees	(4)	(1)
Financial income, net	$ 2,900	$ 2,308